LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating Lease Cost and Other Information
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2022	2021

Operating lease cost[1]	106	105
Sublease income	(5)	(8)
Net operating lease cost	101	97
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2022	2021

Cash paid for amounts included in the measurement of operating lease liabilities	67	69
ROU assets obtained in exchange for new operating lease liabilities	49	7

at December 31	2022	2021

Weighted average remaining lease term	8 years	9 years
Weighted average discount rate	3.5%	3.5%
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2022	2021

Accounts payable and other	54	49
Other long-term liabilities (Note 18)	379	380
	433	429

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities are as follows:

(millions of Canadian $)	2022	2021

Less than one year	68	63
One to two years	65	60
Two to three years	62	58
Three to four years	60	55
Four to five years	54	54
More than five years	187	213
Total operating lease payments	496	503
Imputed interest	(63)	(74)
Operating lease liabilities	433	429

Future Lease Payments to be Received Under Operating Leases
Future lease payments to be received under operating leases are as follows:

(millions of Canadian $)	2022	2021

Less than one year	113	113
One to two years	111	111
Two to three years	94	110
Three to four years	70	94
Four to five years	—	70
	388	498

Sales-type Lease, Lease Income
The following table lists the components of the aggregate Net investment in leases reflected on the Company's Consolidated balance sheet:

(millions of Canadian $)	December 31, 2022

Net Investment in Leases
Minimum lease payments	9,457
Unearned lease income	(7,132)
Lease receivable	2,325
Expected credit loss provision[1]	(150)
Present value of unguaranteed residual value	11
2,186
Current portion included in Other current assets (Note 8)	(291)
1,895
1Includes $1 million of foreign currency translation losses.

Future Lease Payments
Future lease payments to be received under the existing sales-type leases are as follows:

(millions of Canadian $)	December 31, 2022

Less than one year	291
One to two years	291
Two to three years	291
Three to four years	291
Four to five years	291
More than five years	8,002
9,457